Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure - Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) [Line Items]
Casino	$ 2,882,752	$ 3,643,881	$ 3,684,810
Cost Of Promotional Allowances
Disclosure - Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) [Line Items]
Casino	430,742	450,803	446,003
Cost Of Promotional Allowances | Rooms [Member]
Disclosure - Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) [Line Items]
Casino	112,313	115,463	111,842
Cost Of Promotional Allowances | Food and beverage [Member]
Disclosure - Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) [Line Items]
Casino	279,041	295,667	294,555
Cost Of Promotional Allowances | Entertainment retail and other [Member]
Disclosure - Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Cost of Providing Promotional Allowances (Detail) [Line Items]
Casino	$ 39,388	$ 39,673	$ 39,606